Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	PROPERTY AND EQUIPMENT, NET:
	December 31
	2023	2022
	U.S. dollars in thousands
Cost:
Electronic and laboratory equipment	4,927	4,538
Furniture and office equipment	407	407
Leasehold improvements	657	657
Production equipment	1,206	668
Computers and software	4,139	3,270
	11,336	9,540
Less: accumulated depreciation	(8,382)	(6,750)
Property and equipment, net	2,954	2,790